Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Changes And Error Corrections [Abstract]
Schedule of Restatement on Financial Statements	The accompanying notes to the unaudited consolidated interim financial statements have been restated as applicable.

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of September 30, 2022
Warrant liability	$—	$215,705	$215,705
Total current and long term liabilities	$2,456,293	$215,705	$2,671,998
Additional paid-in capital	$51,467,127	$755,625	$52,222,752
Accumulated deficit	$(39,090,204)	$(971,330)	$(40,061,534)
Total stockholders equity	$12,326,372	$(215,705)	$12,110,667
Statement of Operations, Three Months Ended September 30, 2022
Ratchet share expense	$—	$1,099,360	$1,099,360
Loss from operations	$(3,996,226)	$(1,099,360)	$(5,095,586)
Change in fair value of warrant liability	$—	$128,030	$128,030
Other income (expense) net	$63,743	$128,030	$191,773
Net Loss	$(3,932,483)	$(971,330)	$(4,903,813)
Deemed dividend on ratchet shares	$(1,099,360)	$1,099,360	$—
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$(5,031,843)	$128,030	$(4,903,813)
Net loss per share; basic and diluted	$(0.49)	$0.01	$(0.48)
Statement of Operations, Nine Months Ended September 30, 2022
Ratchet share expense	$—	$1,099,360	$1,099,360
Loss from operations	$(10,881,828)	$(1,099,360)	$(11,981,188)
Change in fair value of warrant liability	$—	$128,030	$128,030
Other income (expense) net	$229,617	$128,030	$357,647
Net loss	$(10,652,211)	$(971,330)	$(11,623,541)
Deemed dividend on ratchet shares	$(1,099,360)	$1,099,360	$—
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$(12,202,149)	$128,030	$(12,074,119)
Net Loss per share; basic and diluted	$(1.40)	$0.01	$(1.39)
Statement of Changes in Condensed Consolidated Statement of Comprehensive Loss Three Months Ended September 30, 2022
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$(5,031,843)	$128,030	$(4,903,813)
Comprehensive loss to MAIA Biotechnology, Inc. shareholder	$(5,079,344)	$128,030	$(4,951,314)
Statement of Changes in Condensed Consolidated Statement of Comprehensive Loss Nine Months Ended September 30, 2022
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$(12,202,149)	$128,030	$(12,074,119)
Comprehensive loss to MAIA Biotechnology, Inc. shareholder	$(12,253,795)	$128,030	$(12,125,765)
Statement of Changes in Stockholders’ Equity (Deficit), Three Months Ended September 30, 2022
Deemed dividend on ratchet shares	$(1,099,360)	$1,099,360	$—
Net loss	$(3,932,483)	$(971,330)	$(4,903,813)
Additional paid-in capital at September 30, 2022	$51,467,127	$755,625	$52,222,752
Accumulated deficit at September 30, 2022	$(39,090,204)	$(971,330)	$(40,061,534)
Total equity at September 30, 2022	$12,326,372	$(215,705)	$12,110,667
Statement of Cash Flows, Nine Months Ended September 30, 2022
Net loss, including noncontrolling interests	$(10,652,211)	$(971,330)	$(11,623,541)
Change in fair value of warrant liability	$—	$(128,030)	$(128,030)
Issuance of ratchet shares	$—	$1,099,360	$1,099,360
Net cash used in operating activities	$(9,146,390)	$0	$(9,146,390)